REVENUE AND COST OF SALES	9 Months Ended
Sep. 30, 2024
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

13. REVENUE AND COST OF SALES

The Company’s revenues for the nine months ended September 30, 2024 and 2023, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Concentrate sales	$13,974	$11,599	$40,994	$31,429
Provisional pricing adjustments	642	717	802	(70)
	$14,616	$12,316	$41,796	$31,359

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Production costs	$7,952	$9,228	$26,095	$23,939
Write down of equipment and materials and supplies inventory	182	4	566	95
Depreciation and depletion	773	720	2,390	2,067
	$8,907	$9,952	$29,051	$26,101